Statements of comprehensive income - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statements of comprehensive income
Net profit	$ 5,463	$ 2,292	$ 6,790
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	578	357	(46)
Cash flow hedging instruments	296	(95)	(203)
Transferred to income statements:
Debt securities measured at FVOCI	(195)	(79)	(29)
Cash flow hedging instruments	39	218	197
Foreign currency translation reserve		55	(10)
Loss allowance on debt instruments measured at FVOCI	2	2
Exchange differences on translation of foreign operations (net of associated hedges)	51	(168)	182
Income tax on items taken to or transferred from equity:
Debt instruments measured at FVOCI	(119)	(81)	20
Cash flow hedging instruments	(97)	(36)	2
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity instruments measured at FVOCI (net of tax)	48	(21)	11
Own credit adjustment on financial liabilities designated at fair value (net of tax)	(10)	(39)	(10)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	119	(115)	(276)
Other comprehensive income (expense) for the year (net of tax)	712	(2)	(162)
Total comprehensive income/(expense) for the year	6,175	2,290	6,628
Attributable to:
Owners of WBC	6,171	2,291	6,620
NCI	4	(1)	8
Total comprehensive income/(expense) for the year	6,175	2,290	$ 6,628
Parent Entity
Statements of comprehensive income
Net profit	4,613	2,658
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	729	289
Cash flow hedging instruments	177	(28)
Transferred to income statements:
Debt securities measured at FVOCI	(195)	(79)
Cash flow hedging instruments	(13)	150
Foreign currency translation reserve		55
Loss allowance on debt instruments measured at FVOCI	2	2
Exchange differences on translation of foreign operations (net of associated hedges)	(1)	(131)
Income tax on items taken to or transferred from equity:
Debt instruments measured at FVOCI	(162)	(62)
Cash flow hedging instruments	(49)	(37)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity instruments measured at FVOCI (net of tax)	(2)	1
Own credit adjustment on financial liabilities designated at fair value (net of tax)	(10)	(39)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	108	(110)
Other comprehensive income (expense) for the year (net of tax)	584	11
Total comprehensive income/(expense) for the year	5,197	2,669
Attributable to:
Owners of WBC	5,197	2,669
Total comprehensive income/(expense) for the year	$ 5,197	$ 2,669